INTANGIBLE ASSETS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	¥ 15,070
Amortization charge for the year	(374)		¥ (854)	¥ (1,020)
Balance at end of year	15,717	$ 2,286	15,070
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	19,263		22,095
Additions	282		206
Disposal	(79)		(1,915)
Exchange differences	879		(1,123)
Balance at end of year	20,345		19,263	22,095
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(4,193)		(5,451)
Amortization charge for the year	(374)		(854)
Disposal	79		1,915
Exchange differences	(140)		197
Balance at end of year	(4,628)		(4,193)	(5,451)
Gas processing rights under NWS Project [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	467
Balance at end of year	¥ 423		467
Gas processing rights under NWS Project [member] | Maximum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Straight-line amortization period, identifiable intangible assets	5 years	5 years
Gas processing rights under NWS Project [member] | Minimum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Straight-line amortization period, identifiable intangible assets	3 years	3 years
Gas processing rights under NWS Project [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	¥ 1,199		1,273
Exchange differences	60		(74)
Balance at end of year	1,259		1,199	1,273
Gas processing rights under NWS Project [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(732)		(729)
Amortization charge for the year	(65)		(46)
Exchange differences	(39)		43
Balance at end of year	¥ (836)		(732)	(729)
Drilling rig contracts and seismic data usage rights [member] | Maximum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Straight-line amortization period, identifiable intangible assets	5 years	5 years
Drilling rig contracts and seismic data usage rights [member] | Minimum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Straight-line amortization period, identifiable intangible assets	3 years	3 years
Drilling rig contracts and seismic data usage rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year			1,705
Disposal			(1,662)
Exchange differences			(43)
Balance at end of year				1,705
Drilling rig contracts and seismic data usage rights [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year			(1,364)
Amortization charge for the year			(332)
Disposal			1,662
Exchange differences			34
Balance at end of year				(1,364)
Marketing transportation and storage contracts [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	¥ 245
Balance at end of year	¥ 208		245
Marketing transportation and storage contracts [member] | Maximum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Straight-line amortization period, identifiable intangible assets	20 years	20 years
Marketing transportation and storage contracts [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	¥ 1,484		1,631
Disposal	(50)		(54)
Exchange differences	73		(93)
Balance at end of year	1,507		1,484	1,631
Marketing transportation and storage contracts [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(1,239)		(1,312)
Amortization charge for the year	(48)		(57)
Disposal	50		54
Exchange differences	(62)		76
Balance at end of year	(1,299)		(1,239)	(1,312)
Software and others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	466
Balance at end of year	¥ 494		466
Software and others [member] | Maximum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Straight-line amortization period, identifiable intangible assets	5 years	5 years
Software and others [member] | Minimum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Straight-line amortization period, identifiable intangible assets	3 years	3 years
Software and others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	¥ 2,688		2,738
Additions	282		206
Disposal	(29)		(199)
Exchange differences	46		(57)
Balance at end of year	2,987		2,688	2,738
Software and others [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(2,222)		(2,046)
Amortization charge for the year	(261)		(419)
Disposal	29		199
Exchange differences	(39)		44
Balance at end of year	(2,493)		(2,222)	(2,046)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	13,892
Balance at end of year	14,592		13,892
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	13,892		14,748
Exchange differences	700		(856)
Balance at end of year	¥ 14,592		¥ 13,892	¥ 14,748